Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 66,913	$ 164,717
Restricted cash and short-term investments (Note 18)	28,012	21,815
Trade accounts receivable (Note 12)	2,641	7,889
Other receivables, prepaid expenses and accrued income (Note 13)	4,835	4,025
Amounts due from related parties (Note 29)	354	222
Inventories	3,211	5,664
Total current assets	105,966	204,332
Long-term assets
Restricted cash (Note 18)	185,270	186,041
Equity in net assets of non-consolidated investees (Note 11)	22,529	20,276
Newbuildings (Note 14)	190,100	0
Vessels and equipment, net (Note 15)	1,203,003	1,103,137
Vessels under capital leases, net (Note 16)	501,904	515,666
Deferred charges (Note 17)	9,569	9,798
Other non-current assets (Note 19)	14,293	38,522
Total assets	2,232,634	2,077,772
Current liabilities
Current portion of long-term debt (Note 23)	64,306	95,629
Current portion of long-term debt due to related parties (Note 23)	0	10,000
Current portion of obligations under capital leases (Note 24)	5,909	5,766
Trade accounts payable	23,124	16,308
Accrued expenses (Note 20)	30,642	22,588
Amounts due to related parties (Note 29)	21,178	438
Other current liabilities (Note 21)	110,981	96,427
Total current liabilities	256,140	247,156
Long-term liabilities
Long-term debt (Note 23)	627,243	691,549
Long-term debt due to related parties (Note 23)	80,000	0
Obligations under capital leases (Note 24)	399,934	406,109
Other long-term liabilities (Note 25)	113,497	133,636
Total liabilities	1,476,814	1,478,450
Commitments And Contingencies (see note 31)
EQUITY
Share capital 80,236,252 (2010: 67,808,200) common shares of $1.00 each issued and outstanding (Note 27)	80,237	67,808
Treasury shares (Note 27)	0	(2,280)
Additional paid-in capital	398,383	100,285
Contributed surplus	200,000	200,000
Accumulated other comprehensive loss	(34,948)	(33,311)
Retained earnings	34,093	78,086
Total stockholders' equity	677,765	410,588
Non-controlling interests	78,055	188,734
Total equity	755,820	599,322
Total liabilities and equity	$ 2,232,634	$ 2,077,772